RELATED PARTY TRANSACTIONS, Transactions with WGI (Details) $ in Millions		1 Months Ended		12 Months Ended
		Apr. 30, 2023 USD ($)	Apr. 30, 2023 HKD ($)	Mar. 31, 2025 USD ($) Shareholder	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Transactions with Related Parties [Abstract]
Contract with Customer, Asset, after Allowance for Credit Loss, Current				$ 1,200,000	$ 0
Payables - Broker-dealer	[1]			123,137	600,000
Client payables				1,797,774	2,602,132
Revenues [Abstract]
Total revenues				7,447,944	10,055,809	$ 5,738,774
Software licensing and related support services revenue				$ 1,200,000
Due from ST MA Ltd		$ 450,000	$ 3.5
Wealth Guardian Investment Limited [Member]
Transactions with Related Parties [Abstract]
Number of shareholders | Shareholder				2
Aggregate ownership percentage				10.00%
Receivables - software licensing and related support services				$ 600,000	1,197,352
Receivables - Total	[2]			5,426,387	14,114,118
Payables - Brokerage services				1,417,153	13,867,823
Payables - Broker-dealer				75,136	163,635
Payables - Total				1,492,289	14,031,458
Revenues [Abstract]
Revenues - brokerage commission and handling charge income				2,539,260	1,757,731	1,707,334
Revenues - interest income				1,040,634	1,016,179	181,550
Revenues - software licensing and related support services				1,200,000	1,197,551	2,786,105
Total revenues				4,779,894	3,971,461	4,674,989
Software licensing and related support services revenue				1,200,000	0	$ 0
Wealth Guardian Investment Limited [Member] | Unsettled Trade [Member]
Transactions with Related Parties [Abstract]
Receivables from clients				1,549,709	11,043,210
Wealth Guardian Investment Limited [Member] | Margin Loan [Member]
Transactions with Related Parties [Abstract]
Receivables from clients	[3],[4]			3,276,678	1,873,556
Payables - Brokerage services				200,000	1,700,000
Proceeds from Lines of Credit				6,200,000	4,300,000
Margin loan receivables				3,500,000	$ 3,600,000
WIG SPC [Member]
Transactions with Related Parties [Abstract]
Management income incurred				$ 0

[1]	Contract liabilities were included within the accrued expenses and other current liabilities.
[2]	As of March 31, 2025 and 2024, receivables from this customer, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.
[3]	As of March 31, 2025 and 2024, the amounts consisted of margin loan receivables of $3.5 million and $3.6 million, net of client payables of $0.2 and $1.7 million, respectively.
[4]	WSI extended a credit line of $6.2 million and $4.3 million to WGI for margin transactions during the years ended March 31, 2025 and 2024.